UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital, LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7486
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut         11/13/02
       -------------------------    ---------------------------    --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        78
                                               -------------

Form 13F Information Table Value Total:        $4,180,655
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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

                                                  Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                        VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- --------   --------   --- ---- ---------- -------- -------- -------- --------
ABERCROMBIE & FITCH CO          CL A          002896207   23,803  1,210,100  SH        SOLE               1,210,100
------------------------------------------------------------------------------------------------------------------------------------
ADVANCEPCS                      COM           00790K109   84,065  3,731,249  SH        SOLE               3,731,249
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED MANAGERS GROUP       COM           008252108   86,940  1,948,900  SH        SOLE               1,948,900
------------------------------------------------------------------------------------------------------------------------------------
ALKERMES INC                    COM           01642T108   15,286  1,937,400  SH        SOLE               1,937,400
------------------------------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN CORP          COM           03073E105   53,508    749,200  SH        SOLE                 749,200
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                  PUT           023135956   31,143  1,955,000  SH  PUT   SOLE               1,955,000
------------------------------------------------------------------------------------------------------------------------------------
ANNTAYLOR STORES CORP           COM           036115103   25,768  1,118,900  SH        SOLE               1,118,900
------------------------------------------------------------------------------------------------------------------------------------
APOLLO GROUP INC                CL A          037604105  179,257  4,127,495  SH        SOLE               4,127,495
------------------------------------------------------------------------------------------------------------------------------------
ARBITRON INC                    COM           03875Q108   19,751    579,200  SH        SOLE                 579,200
------------------------------------------------------------------------------------------------------------------------------------
ASPECT COMMUNICATIONS CORP      COM           04523Q102    5,659  3,849,700  SH        SOLE               3,849,700
------------------------------------------------------------------------------------------------------------------------------------
AVON PRODS INC                  COM           054303102   85,285  1,850,000  SH        SOLE               1,850,000
------------------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP                   COM           06423A103   75,533  2,019,600  SH        SOLE               2,019,600
------------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC           COM           075896100   92,440  2,838,200  SH        SOLE               2,838,200
------------------------------------------------------------------------------------------------------------------------------------
BOYDS COLLECTION LTD            COM           103354106    9,929  1,541,700  SH        SOLE               1,541,700
------------------------------------------------------------------------------------------------------------------------------------
BROWN & BROWN INC               COM           115236101   25,851    861,700  SH        SOLE                 861,700
------------------------------------------------------------------------------------------------------------------------------------
CARDINAL HEALTH INC             COM           14149Y108  138,681  2,229,600  SH        SOLE               2,229,600
------------------------------------------------------------------------------------------------------------------------------------
CAREER EDUCATION CORP           COM           141665109  116,249  2,421,461  SH        SOLE               2,421,461
------------------------------------------------------------------------------------------------------------------------------------
CATALINA MARKETING CORP         COM           148867104   56,503  2,012,200  SH        SOLE               2,012,200
------------------------------------------------------------------------------------------------------------------------------------
CDW COMPUTER CTRS INC           COM           125129106  147,918  3,491,923  SH        SOLE               3,491,923
------------------------------------------------------------------------------------------------------------------------------------
CENTURYTEL INC                  COM           156700106   48,256  2,151,400  SH        SOLE               2,151,400
------------------------------------------------------------------------------------------------------------------------------------
CHARLES RIV LABORATORIES INC    COM           159864107   32,695    833,000  SH        SOLE                 833,000
------------------------------------------------------------------------------------------------------------------------------------
CHOICEPOINT INC                 COM           170388102   63,642  1,785,699  SH        SOLE               1,785,699
------------------------------------------------------------------------------------------------------------------------------------
CIRCUIT CITY STORE INC          CARMAX GROUP  172737306   63,799  3,975,000  SH        SOLE               3,975,000
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP                    CL A SPL      200300200   86,724  4,157,412  SH        SOLE               4,157,412
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE EXECUTIVE BRD CO      COM           21988R102   33,542  1,174,857  SH        SOLE               1,174,857
------------------------------------------------------------------------------------------------------------------------------------
COSTCO WHSL CORP NEW            COM           22160K105   26,148    807,800  SH        SOLE                 807,800
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP          COM           228227104    7,338  3,381,700  SH        SOLE               3,381,700
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR GEN CORP                 COM           256669102   58,025  4,323,800  SH        SOLE               4,323,800
------------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICATIONS NEW     CL A          278762109   73,783  4,264,894  SH        SOLE               4,264,894
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO                PUT           277461959   24,516    900,000  SH  PUT   SOLE                 900,000
------------------------------------------------------------------------------------------------------------------------------------
EPOCH BIOSCIENCES INC           COM           294273107      253    210,715  SH        SOLE                 210,715
------------------------------------------------------------------------------------------------------------------------------------
EXPEDIA INC                     CL A          302125109   99,636  1,967,150  SH        SOLE               1,967,150
------------------------------------------------------------------------------------------------------------------------------------
EXPEDITORS INTL WASH INC        COM           302130109   68,779  2,461,678  SH        SOLE               2,461,678
------------------------------------------------------------------------------------------------------------------------------------
EXPRESS SCRIPTS INC             COM           302182100   85,447  1,567,268  SH        SOLE               1,567,268
------------------------------------------------------------------------------------------------------------------------------------
FAIR ISAAC & CO INC             COM           303250104   20,882    638,600  SH        SOLE                 638,600
------------------------------------------------------------------------------------------------------------------------------------
FAMILY DLR STORES INC           COM           307000109   59,840  2,226,200  SH        SOLE               2,226,200
------------------------------------------------------------------------------------------------------------------------------------
FOMENTO ECONOMICO MEXICANOS    SPON ADR UNITS 344419106   34,466  1,019,700  SH        SOLE               1,019,700
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN MTG CORP        COM           313400301  180,149  3,222,700  SH        SOLE               3,222,700
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                   COM NEW       368710406   80,935  2,480,400  SH        SOLE               2,480,400
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                 COM           369604103   42,992  1,744,100  SH        SOLE               1,744,100
------------------------------------------------------------------------------------------------------------------------------------
HCA INC                         COM           404119109   84,203  1,768,600  SH        SOLE               1,768,600
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC                  PUT           437076952   21,339    817,600  SH  PUT   SOLE                 817,600
------------------------------------------------------------------------------------------------------------------------------------
HEWITT ASSOCS INC               COM           42822Q100   27,076    916,600  SH        SOLE                 916,600
------------------------------------------------------------------------------------------------------------------------------------
INSIGHT ENTERPRISES INC         COM           45765U103   20,256  1,995,700  SH        SOLE               1,995,700
------------------------------------------------------------------------------------------------------------------------------------
INTERGRAPH CORP                 COM           458683109   11,049    646,500  SH        SOLE                 646,500
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GAME TECHNOLOG    COM           459902102  125,821  1,819,800  SH        SOLE               1,819,800
------------------------------------------------------------------------------------------------------------------------------------
INTUIT                          COM           461202103   59,084  1,297,700  SH        SOLE               1,297,700
------------------------------------------------------------------------------------------------------------------------------------
IRON MTN INC PA                 COM           462846106   34,560  1,382,948  SH        SOLE               1,382,948
------------------------------------------------------------------------------------------------------------------------------------
HANCOCK JOHN FINL SVCS INC      COM           41014S106   56,406  2,029,000  SH        SOLE               2,029,000
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS          COM           49455P101  194,465  5,485,600  SH        SOLE               5,485,600
------------------------------------------------------------------------------------------------------------------------------------
KOHLS CORP                      COM           500255104   57,283    942,000  SH        SOLE                 942,000
------------------------------------------------------------------------------------------------------------------------------------
LENDINGTREE INC                 COM           52602Q105   13,922    944,530  SH        SOLE                 944,530
------------------------------------------------------------------------------------------------------------------------------------
LOWES COS INC                   COM           548661107  115,874  2,798,900  SH        SOLE               2,798,900
------------------------------------------------------------------------------------------------------------------------------------
MILLENNIUM PHARMACEUTICALS I    COM           599902103   11,079  1,188,700  SH        SOLE               1,188,700
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC                   COM           585055106   30,537    725,000  SH        SOLE                 725,000
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC      PUT           52729N950      416    107,000  SH  PUT   SOLE                 107,000
------------------------------------------------------------------------------------------------------------------------------------
MOODYS CORP                     COM           615369105   44,683    921,300  SH        SOLE                 921,300
------------------------------------------------------------------------------------------------------------------------------------
NABORS INDS INC                 COM           629568106   63,699  1,945,000  SH        SOLE               1,945,000
------------------------------------------------------------------------------------------------------------------------------------
NEORX CORP                     COM PAR $ 0.02 640520300      324    831,300  SH        SOLE                 831,300
------------------------------------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS INC         COM           671040103    4,243    250,000  SH        SOLE                 250,000
------------------------------------------------------------------------------------------------------------------------------------
PATTERSON DENTAL CO             COM           703412106   21,148    413,200  SH        SOLE                 413,200
------------------------------------------------------------------------------------------------------------------------------------
PAYCHEX INC                     COM           704326107   71,941  2,964,185  SH        SOLE               2,964,185
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                      COM           717081103    4,910    169,200  SH        SOLE                 169,200
------------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP                  COM           71713U102   49,747  1,279,500  SH        SOLE               1,279,500
------------------------------------------------------------------------------------------------------------------------------------
PROBUSINESS SERVICES INC        COM           742674104    9,849  1,555,900  SH        SOLE               1,555,900
------------------------------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK & CO              PUT           812387958   23,400    600,000  SH  PUT   SOLE                 600,000
------------------------------------------------------------------------------------------------------------------------------------
SLM CORP                        COM           78442P106  118,204  1,269,100  SH        SOLE               1,269,100
------------------------------------------------------------------------------------------------------------------------------------
STERICYCLE INC                  COM           858912108   18,629    549,200  SH        SOLE                 549,200
------------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICAL INDS LTD    ADR           881624209   65,526    978,000  SH        SOLE                 978,000
------------------------------------------------------------------------------------------------------------------------------------
UNILEVER N V                    NY SHS NEW    904784709   28,239    475,000  SH        SOLE                 475,000
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC          COM           91324P102  128,868  1,477,500  SH        SOLE               1,477,500
------------------------------------------------------------------------------------------------------------------------------------
USA INTERACTIVE                 COM           902984103   26,164  1,350,064  SH        SOLE               1,350,064
------------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                     COM           931422109    7,201    234,100  SH        SOLE                 234,100
------------------------------------------------------------------------------------------------------------------------------------
WEIGHT WATCHERS INTL INC NEW    COM           948626106   70,716  1,630,900  SH        SOLE               1,630,900
------------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD        COM           G9618E107   52,951    179,800  SH        SOLE                 179,800
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SONOMA INC             COM           969904101   22,980    972,500  SH        SOLE                 972,500
------------------------------------------------------------------------------------------------------------------------------------
XOMA LTD                        ORD           G9825R107   16,054  2,560,800  SH        SOLE               2,560,800
------------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                       PUT           984332956    2,393    250,000  SH  PUT   SOLE                 250,000
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